UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30,1999
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  28-2858
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

    William Ehrman         New York, NY           8/16/99
   -----------------       ---------------------  ----------
     [Signature]           [City, State]           [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         5
                                               -------------

Form 13F Information Table Entry Total:                  150
                                               -------------

Form 13F Information Table Value Total:       $      200,532
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

     1              28-2948                      Jonas Gerstl
                  -----------              --------------------------

     2              28-2868                      Frederic Greenberg
                  -----------              --------------------------

     3              28-2866                      Frederick Ketcher
                  -----------              --------------------------

     4              28-6186                      James McLaren
                  -----------              --------------------------

     5              28-6826                      William Lautman
                  -----------              --------------------------

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
                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- ---------  -------- ---------------- ---------- -------- ---------------
                                                VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTNG AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS  CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARD NONE
------------------- --------------- ---------  -------- --- --- --- ---- ---------- -------- ---- ------ ---
Abgenix, Inc.             CS        00339B107       431           21,676   OTHER      1-5           X
Abiomed, Inc.             CS        003654100     2,434          176,984   OTHER      1-5           X
Abbott Laboratories       CS        002824100     3,428           75,538   OTHER      1-5           X
ABBOTT LABS (july/9       OP        0028249g7       908           20,000   OTHER      1-5           X
AEP Industries, Inc       CS        001031103    12,769          422,109   OTHER      1-5           X
Acclaim Entertainme       CS        004325205       128           20,000   OTHER      1-5           X
Alexion Pharmaceuti       CS        015351109       594           66,900   OTHER      1-5           X
Ames Department Sto       CS        030789507     3,746           82,100   OTHER      1-5           X
Amgen Inc.                CS        031162100     2,131           35,000   OTHER      1-5           X
Amgen Inc. (July/99       OC        031162900       913           15,000   OTHER      1-5           X
Abercrombie & Fitch       CS        002896207       360            7,500   OTHER      1-5           X
Advanced Neuromodul       CS        00757T101       659           69,400   OTHER      1-5           X
Authentic Fitness C       CS        052661105     1,307           74,700   OTHER      1-5           X
Aviron                    CS        053762100     1,236           43,000   OTHER      1-5           X
Aviall, Inc.              CS        05366B102     1,101           58,500   OTHER      1-5           X
Alza Corp.                CS        022615108     1,294           25,440   OTHER      1-5           X
AstraZeneca Group p       CS        046353108       324            8,262   OTHER      1-5           X
AstraZeneca Group p       CS        000000000       752           19,423   OTHER      1-5           X
Bergen Brunswig Cor       CS        083739102       684           39,668   OTHER      1-5           X
BioChem Pharm Inc.        CS        09058T108     1,967          104,899   OTHER      1-5           X
The Buckle Inc            CS        118440106       431           15,000   OTHER      1-5           X
Brookstone Inc.           CS        114537103     5,008          323,113   OTHER      1-5           X
Bristol Myers Squib       CS        110122108     3,302           46,880   OTHER      1-5           X
Burlington Northern       CS        12189T104       775           25,000   OTHER      1-5           X
Barr Laboratories I       CS        068306109     1,786           44,800   OTHER      1-5           X
Bio-Reference Labs        CS        09057G602        22           39,313   OTHER      1-5           X
Brown Shoe Co., Inc       CS        115736100       326           15,000   OTHER      1-5           X
Citigroup, Inc.           CS        172967101       950           20,000   OTHER      1-5           X
Cell Genesys, Inc.        CS        150921104       483          113,763   OTHER      1-5           X
Cell Genesys, Inc.        CS        150921104        75           17,531   OTHER      1-5           X
CIENA Corp.               CS        171779101       453           15,000   OTHER      1-5           X
CALL-NET ENTERPRISE       CS        130910201       163           25,000   OTHER      1-5           X
Centocor Inc.             CS        152342101     2,527           54,200   OTHER      1-5           X
Cardima, Inc.             CS        14147M106        37           18,000   OTHER      1-5           X
Cardima, Inc.             CS        14147M106       559          275,000   OTHER      1-5           X
CorVel Corp.              CS        221006109     4,646          216,080   OTHER      1-5           X
Cell Therapeutics,        CS        150934107       244           99,032   OTHER      1-5           X
Cell Therapeutics,        CS        150934107        56           22,878   OTHER      1-5           X
Crown American Real       CS        228186102     1,652          225,900   OTHER      1-5           X
Interdent Inc.            CS        45865R109       500           68,325   OTHER      1-5           X
Dental/Medical Diag       CS        24873K208       531           80,200   OTHER      1-5           X
DST Systems, Inc.         CS        233326107       377            6,000   OTHER      1-5           X
Equity Marketing, I       CS        294724109       244           23,500   OTHER      1-5           X
Emisphere Technolog       CS        291345106        71           10,000   OTHER      1-5           X
Encore Medical Corp       CS        29256E109       269           91,500   OTHER      1-5           X
Encore Medical Corp        W        29256E117        26           55,000   OTHER      1-5           X
Enzon, Inc.               CS        293904108       921           44,520   OTHER      1-5           X
EP MedSystems Inc.        CS        26881P103       655          218,280   OTHER      1-5           X
Easco, Inc.               CS        27033E103     1,611          152,548   OTHER      1-5           X
Endosonics Corp.          CS        29264K105       388           55,445   OTHER      1-5           X
E4L INC                   CS        268452109       682           94,000   OTHER      1-5           X
Federated Departmen       CS        31410H101     2,260           42,700   OTHER      1-5           X
Flanders Corp.            CS        338494107       418          119,500   OTHER      1-5           X
Fritz Co.'s, Inc.         CS        358846103     1,285          119,500   OTHER      1-5           X
Forest Laboratories       CS        345838106     1,388           30,000   OTHER      1-5           X
Guidant Corp. (Jan/       OC        401698905     1,023           20,000   OTHER      1-5           X
Genzyme Corp. - Gen       CS        372917104     4,003           82,534   OTHER      1-5           X
Guess ?, Inc.             CS        401617105       166           12,000   OTHER      1-5           X
Guilford Pharmaceut       CS        401829106       971           76,131   OTHER      1-5           X
Grace, W.R. Co.           CS        383883105     2,183          114,916   OTHER      1-5           X
General Surgical In       CS        371013103     1,473          341,651   OTHER      1-5           X
Gateway 2000, Inc.        CS        367626108       443            7,500   OTHER      1-5           X
Genzyme Surgical Pr       CS        372917609        65           14,773   OTHER      1-5           X
Hasbro, Inc.              CS        418056107       718           25,700   OTHER      1-5           X
HCIA, Inc.                CS        403908106        89           10,000   OTHER      1-5           X
Harrah's Entertainm       CS        413619107     1,172           53,100   OTHER      1-5           X
Hibernia Corp -CL A       CS        428656102       549           35,000   OTHER      1-5           X
Hot Topic, Inc.           CS        441339108       270           10,000   OTHER      1-5           X
Healthsouth Corp.         CS        421924101     1,351           90,800   OTHER      1-5           X
Hyperion 2002 Term        CS        448915108        84           10,000   OTHER      1-5           X
International Game        CS        459902102     1,711           92,500   OTHER      1-5           X
Intermost Corporati       CS        45881r109        61           11,500   OTHER      1-5           X
IVAX Corp.                CS        465823102       283           20,000   OTHER      1-5           X
Baker (J.), Inc.          CS        057232100     2,139          248,000   OTHER      1-5           X
Penney (J.C.) Co.,        CS        708160106     1,943           40,000   OTHER      1-5           X
Johnson & Johnson         CS        478160104       980           10,000   OTHER      1-5           X
Jones Apparel Group       CS        480074103     3,806          110,913   OTHER      1-5           X
K Mart Corp.              CS        482584109     2,206          133,700   OTHER      1-5           X
Coca-Cola Co.             CS        191216100       620           10,000   OTHER      1-5           X
Kansas City Souther       CS        485170104     2,750           43,100   OTHER      1-5           X
LifeCell Corp.            CS        531927101       264           63,900   OTHER      1-5           X
Laserscope                CS        518081104       101           67,491   OTHER      1-5           X
Limited (The), Inc.       CS        532716107     2,133           47,000   OTHER      1-5           X
Medtronic, Inc.           CS        585055106     2,107           27,056   OTHER      1-5           X
Mesa Air Group Inc.       CS        590479106     1,175          156,319   OTHER      1-5           X
MiniMed, Inc.             CS        60365K108     2,031           26,404   OTHER      1-5           X
Minnesota Power, In       CS        604110106       199           10,000   OTHER      1-5           X
Medco Research, Inc       CS        584059109     2,725          103,818   OTHER      1-5           X
Merck and Co., Inc.       CS        589331107     2,657           36,094   OTHER      1-5           X
Metra Biosystems, I       CS        591591102       150           87,000   OTHER      1-5           X
Marvel Enterprises,       CS        57383M108        96           13,000   OTHER      1-5           X
MAXXAM Inc.               CS        577913106       639            9,900   OTHER      1-5           X
Mylan Laboratories,       CS        628530107     1,882           71,000   OTHER      1-5           X
National Data Corp.       CS        635621105       428           10,000   OTHER      1-5           X
Nike Inc. Class B.        CS        654106103       475            7,500   OTHER      1-5           X
Noodle Kidoodle, In       CS        655370104        80           15,000   OTHER      1-5           X
Napro BioTherapeuti       CS        630795102        61           33,600   OTHER      1-5           X
Newpark Resources,        CS        651718504       311           35,000   OTHER      1-5           X
One Price Clothing        CS        682411103       160           33,700   OTHER      1-5           X
Osteotech, Inc.           CS        688582105     2,106           73,262   OTHER      1-5           X
Paul Harris Stores,       CS        703555201       787          115,500   OTHER      1-5           X
Pepsi Bottling Grou       CS        713409100       463           20,000   OTHER      1-5           X
Pharmacyclics, Inc.       CS        716933106       792           28,300   OTHER      1-5           X
Piercing Pagoda, In       CS        720773100       616           48,778   OTHER      1-5           X
PolyMedica Corporat       CS        731738100     2,836          283,620   OTHER      1-5           X
Pharmacia & Upjohn,       CS        716941109     2,994           52,691   OTHER      1-5           X
Pharmacia & Upjohn        OP        716941909     1,704           30,000   OTHER      1-5           X
Catalina Marketing        CS        148867104       690            7,500   OTHER      1-5           X
Park Place Entertai       CS        700690100       124           13,000   OTHER      1-5           X
PEREGRINE SYSTEMS I       CS        71366Q101       360           14,000   OTHER      1-5           X
AVIRON (7/99 20 CAL       OC        0537629G7       575           20,000   OTHER      1-5           X
DUSA Pharmaceutical       OC        266898105       231           20,000   OTHER      1-5           X
Sangstat Med (10/10       OC        801003904       173           10,000   OTHER      1-5           X
RailAmerica, Inc.         CS        750753105     6,453          625,753   OTHER      1-5           X
Rock Financial Corp       CS        772150108       427           27,300   OTHER      1-5           X
Polo Ralph Lauren C       CS        731572103     1,279           67,300   OTHER      1-5           X
Ross Stores, Inc.         CS        778296103       252            5,000   OTHER      1-5           X
SmithKline Beecham        CS        832378301     1,523           23,059   OTHER      1-5           X
Shoe Carnival, Inc.       CS        824889109       255           15,000   OTHER      1-5           X
Schering-Plough, In       CS        806605101     1,446           27,540   OTHER      1-5           X
Steven Madden, Ltd.       CS        556269108     2,186          161,170   OTHER      1-5           X
Saks Holdings, Inc.       CS        79377W108       505           17,500   OTHER      1-5           X
S&P 500 Depositary        CS        78462f103     5,480           40,000   OTHER      1-5           X
Stride Rite Corp.         CS        863314100       103           10,000   OTHER      1-5           X
St. Jude Medical, I       CS        790849103     1,814           50,925   OTHER      1-5           X
SuperGen, Inc.            CS        868059106     2,879          188,000   OTHER      1-5           X
Sovereign Bancorp,        CS        845905108       182           15,000   OTHER      1-5           X
Telefonica de Argen       CS        879378206       235            7,500   OTHER      1-5           X
TJX Companies, Inc.       CS        872540109       500           15,000   OTHER      1-5           X
Transportacion Mari       CS        893868208     7,099        1,352,244   OTHER      1-5           X
Transportacion Mari       CS        893868307     5,269        1,204,241   OTHER      1-5           X
Tommy Hilfiger Corp       CS        G8915Z102       842           11,500   OTHER      1-5           X
Topps Inc.                CS        890786106       963          132,260   OTHER      1-5           X
Total Renal Care Ho       CS        89151A107     1,074           69,000   OTHER      1-5           X
Triarc Companies, I       CS        895927101    10,442          491,382   OTHER      1-5           X
TELSCAPE INTERNATIO       CS        87969E105       165           20,000   OTHER      1-5           X
U.S. Bioscience, In       CS        911646206     3,997          409,976   OTHER      1-5           X
Union Carbide Corp.       CS        905581104       341            7,000   OTHER      1-5           X
United Healthcare C       CS        910581107     1,253           20,000   OTHER      1-5           X
United Payors & Uni       CS        911319101       834           35,970   OTHER      1-5           X
United Retail Group       CS        911380103       151           10,000   OTHER      1-5           X
Warnaco Group Inc.        CS        934390105       415           15,500   OTHER      1-5           X
Warner Lambert Co.        CS        934488107       691           10,000   OTHER      1-5           X
Waste Management, I       CS        94106l109     1,355           25,200   OTHER      1-5           X
Wal-Mart Stores, In       CS        931142103       483           10,000   OTHER      1-5           X
Watson Pharmaceutic       CS        942683103       351           10,000   OTHER      1-5           X
Watson Pharmaceutic       CS        942683103       656           18,710   OTHER      1-5           X
WATSON PHARMACEUTIC       OC        9426839h8       140           20,000   OTHER      1-5           X
Worldtex, Inc.            CS        981907108     2,794        1,176,588   OTHER      1-5           X
Zale Corp.                CS        988858106       236            5,900   OTHER      1-5           X






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